UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-6027

KAVILCO INCORPORATED

(Exact name of registrant as specified in charter)

600 University Street, Suite 3010

Seattle, Washington

98101-1129

(Address of principal executive offices) (Zip code)

Registrant's telephone number, including area code: (206)624-6166

Date of reporting period: September 30, 2014

	Principal Amount or Shares	Market Value
INVESTMENTS IN SECURITIES 89.7%
U.S. Corporate Bonds 49.7%

Chemicals Industry 4.5%
E.I. Du Pont de Nemour, 5.250%, due December 15, 2016	1,519,000	1,659,705
Total Chemical Industry		1,659,705

Communications 6.7%
CBS Corporation, 4.625%, due May 15, 2018	2,000,000	2,180,400
Deutsche Telekom Int. Fin., 6.000%, due July 8, 2019	250,000	290,147
Total Communications		2,470,547

Consumer, Cyclical 4.4%
Target Corp., 5.875%, due July 15, 2016	1,000,000	1,091,270
Avon Products Inc., 6.500%, due March 1, 2019	500,000	539,970
Total Consumer, Cyclical		1,631,240

Consumer, Non-cyclical 3.3%
McDonald’s Corp., 5.300%, due March 15, 2017	500,000	550,055
Kraft Foods Inc., 6.500%, due August 11, 2017	250,000	283,425
Yum! Brands Inc., 5.300%, due September 15, 2019	355,000	395,417
Total Consumer, Non-cyclical		1,228,897

Energy 14.9
Kinder Morgan Energy Partners, 5.625%, due February 15, 2015	500,000	509,285
PPL Energy Supply LLC, 5.700%, due October 15, 2015	80,000	83,032
Plains All American Pipeline, 6.125%, due January 15, 2017	1,345,000	1,485,781
XTO Energy Inc., 6.250%, August 1, 2017	1,000,000	1,140,270
Kinder Morgan Energy Partners, 5.950%, due February 15, 2018	460,000	515,867
Transocean Inc., 7.375%, due April 15, 2018	1,350,000	1,529,091
Hess Corporation, 8.125%, due February 15, 2019	199,000	246,113
Total Energy		5,509,439

Financial 1.0%
American Express Credit Co., 5.300%, due December 2, 2015	117,000	123,360
General Electric Capital Corp., 5.625%, due September 15, 2017	215,000	240,305
Total Financial		363,665

Paper & Forest Products Industry 1.8%
International Paper, 9.375%, due May 15, 2019	500,000	653,220
Total Paper & Forest Products Industry		653,220

Technology 3.8%
Cisco Systems Inc., 5.500%, due February 22, 2016	960,000	1,022,688
Oracle Corp., 5.000%, due July 08, 2019	250,000	281,640
Adobe Systems Inc., 4.750%, due February 1, 2020	100,000	110,389
Total Technology		1,414,717

Transportation 4.4%
Union Pacific Corp., 4.875%, due January 15, 2015	1,000,000	1,012,880

FedEx Corp., 8.000%, due January 15, 2019	500,000	618,175
Total Transportation		1,631,055

Utilities 4.8%
Southern Power Company, 4.875%, due July 15, 2015	1,250,000	1,291,650
Southern Electric Power, 5.550%, due January 15, 2017	174,000	190,593
Metropolitan Edison, 7.700%, due January 15, 2019	250,000	301,322
Total Utilities		1,783,565

Total - US Corporate Bonds (Cost $16,905,903)		$18,346,050

U.S. Common Stock 28.6%

Chemicals - Speciality 0.1%
Terra Nitrogen Company LP	225	32,294
Total Chemicals - Specialty		32,294

Computer & Peripherals 0.7%
Intel Corporation	7,777	264,340
Total Computer & Peripherals		264,340

Computer Software & Services 0.5%
Microsoft Corp.	3,640	167,076
Total Computer Software & Services		167,076

Drug Industry 1.8%
Bristol-Myers Squibb	1,500	75,795
Lilly Eli & Co.	2,000	130,160
Merck & Co. Inc.	5,000	293,550
Pfizer Inc. Com	6,240	181,896
Total Drug Industry		681,401

Electric Utility 7.4%
Aliant Energy	3,700	206,460
American Electric Power	2,000	104,760
Avista Corp.	2,000	61,420
Consolidated Edison Inc.	1,500	85,410
Duke Energy Corp.	5,095	383,677
Entergy Corporation New	2,870	223,975
Exelon Corp.	1,400	48,398
Firstenergy Corp.	1,255	41,879
Nextra Energy	1,000	94,290
Northeast Utilities	48981	223,606
One Gas, Inc.	300	10,284
Pepco Holdings Inc.	7,080	189,744
PPL Corporation	4,945	163,679
Public Service Enterprise Group Inc.	5,500	205,095
Scana Corp.	700	35,769
Southern Company	6,430	283,499
Wisconsin Energy Corp.	2,000	86,400
Xcel Energy Inc.	9,540	290,684
Total Electric Utility		2,738,029

Exchange Traded Funds 0.8%
iShares Investment Grade Corp. Bonds	640	75,905
iShares S&P Preferred Stock Index Fund	2,516	98,703
SPDR Barclays Capital High Yield	2,600	104,208
Total Exchange Traded Funds		278,815

Food Processing 0.9%
Kraft Foods Group	4,900	273,567
Mondelez International Inc.	1,500	51,625
Total Food Processing		324,192

Metals & Mining 0.04%
Silver Wheaton Corp.	700	14,077
Total Mining		14,077

Mutual Funds 0.3%
Blackrock Global Floating Rate Income Fund	3,179	43,616
John Hancock Preferred Income Fund	3,284	65,483
Total Mutual Funds		109,099

Natural Gas Utility 0.4%
Atmos Energy Corp.	1,500	71,175
Piedmont Natural Gas Company Inc.	2,700	90,882
Total Natural Gas Utility		162,057

Natural Gas Diversified 0.2%
ONEOK Inc.	1,200	77,664
Total Natural Gas Diversified		77,664

Office Equipment 0.2%
Pitney Bowes Inc.	3,000	72,660
Total Office Equipment		72,660

Oil Field Services and Equipment 0.1%
Diamond Offshore Drilling	1,515	50,813
Total Oil Field Services and Equipment		50,813

Petroleum Industry 1.0%
Chevron Corp.	1,800	211,770
Hollyfrontier Corp	3,400	146,914
Total Petroleum Industry		358,684

Real Estate Investment Trust 7.3%
AvalonBay Communities	790	111,856
Digital Realty Trust Inc.	1,500	94,335
EPR Properties	1,900	96,159
Health Care Reit Inc.	1,570	98,423
Healthcare Realty Trust Inc.	2,300	54,694
Highwoods Properties Inc.	1,300	50,700
Hospitality Properties Trust	9,600	256,032
Liberty Property Trust	5,240	174,335
LTC Properties Inc.	4,830	178,613
Mack Cali Rlty Corp	5,600	106,904
National Retail Properties	1,470	50,935
Omega Healthcare Investors	5,831	200,761
Realty Income Corp.	7,130	292,116
Redwood Trust Inc.	2,600	43,004
Sabra Healthcare Reit Inc.	1,960	47,785
Senior Housing Properties Trust	10,400	217,984
Stag Industrial Inc.	7,130	148,946
Sun Communities	3,180	162,403
Ventas Inc.	2,100	131,208
Washington Real Estate Investment Trust	6,600	169,356
Total Real Estate Investment Trust		2,686,549

Restaurant Industry 0.5%
McDonalds Corp.	2,000	188,380
Total Restaurant Industry		188,380

Telecommunications Services 6.4%
AT&T	23,570	824,007
CenturyTel Inc.	6,900	278,898
Consolidated Communications Holdings, Inc.	9,600	237,312
Frontier Communications Corp.	192	1,227
Verizon Communications Inc.	20,540	1,015,292
Total Telecommunications Services		2,356,736

Total US Common Stock (Cost $9,885,662)		10,562,866

Foreign Stocks 0.34%

Britain Common Stock 0.09%
Food Processing Insustry
Unilever PLC	800	32,944
Total UK Common Stock		32,944

Canadian Common Stock 0.06%
Petroleum Industry
Penn West Petroleum	3,400	21,794
Ulities

Atlantic Power Corp	2,700	6,210
Total Canadian Common Stock		28,004

France Common Stock 0.09%
Drug Industry
Sanofi-Aventis-ADR	600	33,528
Total France Common Stock		33,528

Netherlands Common Stock 0.08%
Petroleum Industry
Seadrill Ltd.	1,200	30,564
Total Netherlands Petroleum Industry		30,564

Total Foreign Common Stock (Cost $167,757)		125,040

Publicly Traded Partnership Stocks 12.9%

Publicly Traded Partnerships - Oil/Gas Distribution 12.9%
Amerigas Partners-LP	7,230	333,520
Atlas Pipeline Partners LP	3,301	120,354
Boardwalk Pipeline Partners	10,218	185,150
Breitburn Energy	4,700	95,034
Buckeye Partners LP	6,472	506,305
CVR Partners LP	4,760	65,212
El Paso Pipeline Partners LP	5,800	233,160
Enbridge Energy Partners LP	3,700	141,414
Energy Transfer Partners LP	7,050	454,936
Enterprise Products Partners	3,200	126,784
Kinder Morgan Energy Partners	3,600	335,484
KKR and Co. LP	2,370	51,334
Linn Energy LLC	5,890	174,226
Magellan Midstream Partners	2,200	179,388
Market West Partners LP	2,000	149,320
Nustar Energy LP Unit Com	4,100	268,345
Plains All American Pipeline	3,914	226,503
Regency Energy Partners LP	3,060	97,583
Spectra Energy Partners LP	3,466	183,629
Suburban Propane Partners LP	3,200	144,448
Targa Resources Partners LP	3,460	244,830
TC Pipelines LP	2,300	154,077
Williams Partners LP	5,240	271,327
Total Publicly Traded Partnerships Stocks- Oil/Gas Distribution		4,742,363

Total Publicly Traded Partnership (Cost $4,106,847)		4,742,363

Short-Term Investments 8.4%
Money Market Fund		$3,111,403
Total Short- Term Investments (Cost $3,111,403)		$3,111,403

TOTAL INVESTMENT IN SECURITIES (Cost $34,177,572)		$36,887,725

FINANCIAL ACCOUNTING STANDARDS NO. 157

The Company adopted the provisions of the Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data from sources independent of the Company. Unobservable inputs reflect the Company’s own assumption about the assumptions that market participants would use in pricing the asset or liability developed on the best information available in the circumstance.

The fair value hierarchy is categorized into three levels based on the inputs as follows

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Company's own assumptions about the assumption a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following table presents information about the Company’s assets measured at fair market value as of September 30, 2014:

Investments in Securities	Level 1	Level 2	Level 3	Balance

US Corporate Bonds		21,718,108		18,346,050
US Common Stock (not incl PTP's below)	7,264,359			10,562,866
Foreign Common Stock	173,262			125,040
Publicly Traded Partnerships Stocks	4,121,933			4,742,363
Cash and Equivalents (Money Market)	2,347,238			3,111,403
TOTALS				$36,887,722

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s President and Chief Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT
3 (a) (1)	Certification of President

3 (a) (2)	Certification of Chief Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Kavilco Incorporated

By:	/s/ Louis L. Jones, Sr.
Louis L. Jones, Sr.
President

Date: November 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Scott Burns
Scott Burns
Chief Financial Officer

Date: Nobember 21, 2014